Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	[2]	Dec. 31, 2021	[2]
Disclosure of analysis of other comprehensive income by item [line items]
Profit (loss) for the year		$ (222)	$ 251	[1],[3]	$ 638	[1],[3]
Items that will be reclassified subsequently to profit or loss:
Items that will be reclassified subsequently to profit or loss:		5	(27)		(22)
Exchange differences on translation of foreign operations		5	(27)		(22)
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:		(2)	(48)		(83)
Exchange differences on translation of non-foreign operations	[4]	(10)	(2)		(3)
Net (loss) gain on equity investments		(2)	(50)		(73)
Actuarial (loss) gain recognised		11	(10)		(1)
Deferred taxation thereon		(1)	14		(6)
Other comprehensive (loss) income for the year, net of tax		3	(75)		(105)
Total comprehensive income for the year, net of tax		(219)	176		533
Attributable to:
Equity shareholders		(232)	158		509
Non-controlling interests		$ 13	$ 18		$ 24

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[3]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[4]	Exchange differences arising on translation of non-foreign operations following the completion of the corporate restructuring transaction in September 2023 will be recycled through the income statement on disposal.